Schedule of unutilised tax losses (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
2028		$ 244,409		$ 231,643
2029	21,403	242,553	21,403	229,885
2030	533,347	627,700	533,347	594,916
2031	1,025,589	1,081,341	1,025,589	1,070,286
2032	567,525	624,897	567,525	592,259
2033	487,881	537,201	487,881	509,144
2034	2,752,419	0	2,752,419
Unutilised tax losses	$ 5,388,164	$ 3,358,101	$ 5,388,164	$ 3,228,133